Total revenue and income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Total revenue and income
23.	Total revenue and income

	2019	2018	2017
Transaction activities and other services	862,268	587,299	267,509
(-) Taxes and contributions on revenue	(91,978)	(72,687)	(42,555)
(-) Other deductions	(14)	(10)	(739)

Net revenue from transaction activities and other services	770,276	514,602	224,215
Equipment rental and subscription services	368,221	235,682	118,335
(-) Taxes and contributions on revenue	(33,971)	(21,062)	(10,697)
(-) Other deductions	(2,685)	(941)	(2,686)

Net revenue from subscription services and equipment rental	331,565	213,679	104,952
Financial income	1,352,064	842,025	434,251
(-) Taxes and contributions on financial income	(64,304)	(40,703)	(22,073)

Financial income	1,287,760	801,322	412,178
Other financial income	186,367	49,578	25,273

Total revenue and income	2,575,968	1,579,181	766,618

Timing of revenue recognition
Recognized at a point in time	770,276	514,602	224,215
Recognized over time	1,805,692	1,064,579	542,403

Total revenue and income	2,575,968	1,579,181	766,618